9. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Components of income tax expense (benefit)
	2019	2018	2017
Current expense	$2,960	2,546	1,827
Deferred income tax expense	176	78	2,120
Total income tax	$3,136	2,624	3,947

Schedule of effective income Tax rate reconciliation
	2019	2018	2017
Tax expense at statutory rate (21% in 2018 and 2019)	$3,613	3,361	4,833
State income tax, net of federal income tax effect	327	358	307
Tax-exempt interest income	(802)	(990)	(1,594)
Increase in cash surrender value of life insurance	(81)	(81)	(136)
Nondeductible interest and other expense	40	23	46
Impact of TCJA	—	—	588
Other	39	(47)	(97)
Total	$3,136	2,624	3,947

Schedule of deferred tax assets and liabilities
	2019	2018
Deferred tax assets:
Allowance for loan losses	$1,535	1,481
Accrued retirement expense	1,150	1,119
Restricted stock	217	262
Accrued bonuses	266	211
Interest income on nonaccrual loans	2	1
Total gross deferred tax assets	3,170	3,074

Deferred tax liabilities:
Deferred loan fees	343	379
Accumulated depreciation	873	610
Prepaid expenses	7	10
Other	53	5
Unrealized gain on available for sale securities	1,087	294
Total gross deferred tax liabilities	2,363	1,298

Net deferred tax asset	$807	1,776